Commitments and Contingencies - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2017 CAD ($) subsidiary	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Commitments and Contingencies
Amount of assessment	$ 2,996
Amount of assessment paid in dispute	$ 899
Litigation guarantee			€ 43,800	$ 63,874
Provision for guarantee		$ 1,502		$ 3,070	$ 3,134	$ 0
Number of subsidiaries | subsidiary		2
Maximum percentage of share capital of subsidiaries		10.00%
Period for expiration of rights		10 years